                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/08

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 05/31/08

                            A SHARES              B SHARES              C SHARES          R SHARES     I SHARES
                              since                 since                 since             since        since
                             8/01/46               8/02/93               8/02/93          10/01/02     10/19/04
----------------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES    W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE      CHARGES      CHARGES

Since Inception           9.83%      9.72%     10.77%     10.77%     10.41%     10.41%      11.72%        9.69%

10-year                   7.35       6.71       6.74       6.74       6.56       6.56          --           --

5-year                   10.68       9.37      10.23      10.03       9.86       9.86       10.40           --

1-year                  -10.69     -15.84     -10.74     -14.93     -11.34     -12.18      -10.96       -10.50

6-month                  -6.44     -11.84      -6.48     -10.91      -6.79      -7.68       -6.60        -6.36
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B and C shares and up to 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after eight years. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2008

MARKET CONDITIONS

The six-month period ended May 31, 2008 encompassed a range of challenges for the stock market, including an economy teetering on recession, upward pressure on inflation, the ongoing credit crisis and concerns about the soundness of the financial sector. The housing sector continued to weaken and employment sank, while energy and food costs surged. This dampened consumer confidence and slowed economic growth to an anemic pace. The financial sector continued to be plagued by enormous asset losses, as credit conditions remained tight, although the Federal Reserve (the "Fed") took aggressive measures to stimulate liquidity in the system and significantly reduced its target federal funds rate in an attempt to bolster the economy. Investors were somewhat cheered by the Fed's actions, which helped the market rise from its mid-March lows. However, at the close of the period, caution still seemed a more prudent course.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Growth and Income Fund underperformed the Russell 1000(R) Value Index for the six months ended May 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2008

----------------------------------------------------------------------------
                                                            RUSSELL
                                                            1000(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I     VALUE INDEX

      -6.44%    -6.48%    -6.79%    -6.60%     -6.36%       -5.35%
----------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund's underperformance relative to the Russell 1000 Value Index was primarily driven by a significant underweight in the energy sector. The Fund's smaller weighting meant that it captured less of the broad sector's robust gain during the period. The health care sector also detracted from relative performance, due to both an overweight allocation and stock selection. Within the sector, the Fund held a sizeable position in a pharmaceutical stock that declined following negative news about the effectiveness of one of its drugs relative to a generic competitor. Stock selection in the industrials sector had a detrimental effect on relative results. Here, the Fund held an electrical engineering company that announced a large asset write-down, which roiled the stock's share price.

However, the Fund performed well in other areas. An underweight in the financial sector, particularly in banks and brokerages, limited the Fund's exposure to stocks that lost value as a result of the credit crisis. Furthermore, the Fund held select diversified financial stocks that contributed positively to relative performance. In the consumer staples sector, stock selection was additive, largely due to the Fund's position in a strong-performing discount retailer that was well-positioned for the economic slowdown. In addition, the Fund's overweight in the consumer staples sector contributed positively as investors flocked to defensive, or less economically sensitive, stocks as the economy continued to weaken. Finally, an overweight and stock selection in the technology sector were a source of relative gains. The Fund had exposure to an internet stock that rallied following the announcement of a proposed acquisition (although the proposal was eventually rejected by the company), as well as benefited from a software services stock whose lagging performance turned around during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 5/31/08
Wal-Mart Stores, Inc.                                             4.1%
JPMorgan Chase & Co.                                              3.7
Bayer AG                                                          3.3
Royal Dutch Shell PLC                                             2.8
Marsh & McLennan Cos., Inc.                                       2.6
Time Warner, Inc.                                                 2.5
Schering-Plough Corp.                                             2.4
Verizon Communications, Inc.                                      2.4
Occidental Petroleum Corp.                                        2.3
Abbott Laboratories                                               2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 5/31/08
Pharmaceuticals                                                   9.4%
Integrated Oil & Gas                                              7.8
Other Diversified Financial Services                              7.3
Electric Utilities                                                5.0
Packaged Foods & Meats                                            4.9
Industrial Conglomerates                                          4.7
Movies & Entertainment                                            4.6
Hypermarkets & Super Centers                                      4.1
Diversified Chemicals                                             3.9
Property & Casualty Insurance                                     3.2
Investment Companies                                              2.7
Insurance Brokers                                                 2.6
Integrated Telecommunication Services                             2.5
Investment Banking & Brokerage                                    2.3
Regional Banks                                                    2.0
Communications Equipment                                          2.0
Health Care Equipment                                             1.7
Aerospace & Defense                                               1.7
Tobacco                                                           1.6
Household Products                                                1.4
Internet Software & Services                                      1.4
Broadcasting & Cable TV                                           1.4
Soft Drinks                                                       1.4
Computer Hardware                                                 1.3
Gold                                                              1.1
Thrifts & Mortgage Finance                                        0.9
Semiconductors                                                    0.9
Systems Software                                                  0.8
Consumer Electronics                                              0.8
Oil & Gas Storage & Transportation                                0.8
Restaurants                                                       0.8
Oil & Gas Exploration & Production                                0.7
Department Stores                                                 0.7
Multi-Line Insurance                                              0.7
Air Freight & Logistics                                           0.7
Personal Products                                                 0.7
Life & Health Insurance                                           0.6
Oil & Gas Equipment & Services                                    0.6
Consumer Finance                                                  0.6
Home Improvement Retail                                           0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 5/31/08
(continued from previous page)
Specialty Stores                                                  0.5
Automobile Manufacturers                                          0.5
Independent Power Producers & Energy Traders                      0.5
Airlines                                                          0.4
Diversified Banks                                                 0.2
Computer Storage & Peripherals                                    0.2
Life Sciences Tools & Services                                    0.2
Drug Retail                                                       0.2
Motorcycle Manufacturers                                          0.0*
                                                                -----
Total Long-Term Investments                                      95.6%
Short-Term Investments                                            4.2
Other Assets in Excess of Other Liabilities                       0.2
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/07 - 5/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/07          5/31/08       12/1/07-5/31/08
Class A
  Actual.....................................    $1,000.00        $  935.57           $3.87
  Hypothetical...............................     1,000.00         1,021.00            4.04
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           935.21            4.11
  Hypothetical...............................     1,000.00         1,020.75            4.29
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           932.07            7.29
  Hypothetical...............................     1,000.00         1,017.45            7.62
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00           933.97            5.08
  Hypothetical...............................     1,000.00         1,019.75            5.30
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           936.39            2.66
  Hypothetical...............................     1,000.00         1,022.25            2.78
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, 0.85%, 1.51%, 1.05% and 0.55% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.
 8

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  91.3%
AEROSPACE & DEFENSE  1.7%
Raytheon Co. ...............................................    2,497,600   $  159,496,736
                                                                            --------------

AIR FREIGHT & LOGISTICS  0.7%
FedEx Corp. ................................................      713,400       65,425,914
                                                                            --------------

AIRLINES  0.4%
Continental Airlines, Inc. Class B (a)......................    1,859,500       26,795,395
UAL Corp. ..................................................      984,800        8,410,192
                                                                            --------------
                                                                                35,205,587
                                                                            --------------
AUTOMOBILE MANUFACTURERS  0.5%
Honda Motor Co. Ltd.--ADR (Japan)...........................    1,493,600       49,632,328
                                                                            --------------

BROADCASTING & CABLE TV  1.4%
Comcast Corp., Class A......................................    5,802,000      130,545,000
                                                                            --------------

COMMUNICATIONS EQUIPMENT  2.0%
Alcatel-Lucent--ADR (France)................................   14,750,700      110,777,757
Cisco Systems, Inc. (a).....................................    2,902,700       77,560,144
                                                                            --------------
                                                                               188,337,901
                                                                            --------------
COMPUTER HARDWARE  1.3%
Hewlett-Packard Co. ........................................    2,543,800      119,711,228
                                                                            --------------

COMPUTER STORAGE & PERIPHERALS  0.2%
EMC Corp. (a)...............................................    1,225,700       21,376,208
                                                                            --------------

CONSUMER ELECTRONICS  0.8%
Sony Corp.--ADR (Japan).....................................    1,497,600       75,464,064
                                                                            --------------

CONSUMER FINANCE  0.6%
Capital One Financial Corp. ................................    1,198,500       57,671,820
                                                                            --------------

DEPARTMENT STORES  0.7%
Macy's, Inc. ...............................................    2,815,890       66,652,116
                                                                            --------------

DIVERSIFIED CHEMICALS  3.9%
Bayer AG--ADR (Germany).....................................    3,548,800      314,907,027
Du Pont (E.I.) de Nemours & Co. ............................    1,040,400       49,845,564
                                                                            --------------
                                                                               364,752,591
                                                                            --------------
DRUG RETAIL  0.2%
Rite Aid Corp. (a)..........................................    7,437,600       16,734,600
                                                                            --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES  5.0%
American Electric Power Co., Inc. ..........................    4,464,400   $  188,978,052
Entergy Corp. ..............................................    1,173,900      141,771,903
FirstEnergy Corp. ..........................................    1,828,000      143,881,880
                                                                            --------------
                                                                               474,631,835
                                                                            --------------
GOLD  1.1%
Newmont Mining Corp. .......................................    2,139,200      101,676,176
                                                                            --------------

HEALTH CARE EQUIPMENT  1.7%
Boston Scientific Corp. (a).................................    5,537,500       73,593,375
Covidien Ltd. (Bermuda).....................................    1,786,475       89,484,533
                                                                            --------------
                                                                               163,077,908
                                                                            --------------
HOME IMPROVEMENT RETAIL  0.6%
Home Depot, Inc. ...........................................    2,018,800       55,234,368
                                                                            --------------

HOUSEHOLD PRODUCTS  1.4%
Kimberly-Clark Corp. .......................................    1,265,400       80,732,520
Procter & Gamble Co. .......................................      855,900       56,532,195
                                                                            --------------
                                                                               137,264,715
                                                                            --------------
HYPERMARKETS & SUPER CENTERS  4.1%
Wal-Mart Stores, Inc. ......................................    6,686,700      386,090,058
                                                                            --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.5%
NRG Energy, Inc. (a)........................................    1,104,700       45,944,473
                                                                            --------------

INDUSTRIAL CONGLOMERATES  4.7%
General Electric Co. .......................................    5,561,900      170,861,568
Siemens AG--ADR (Germany)...................................    1,580,900      179,890,611
Tyco International Ltd. (Bermuda)...........................    2,045,575       92,439,534
                                                                            --------------
                                                                               443,191,713
                                                                            --------------
INSURANCE BROKERS  2.6%
Marsh & McLennan Cos., Inc. ................................    8,866,100      241,423,903
                                                                            --------------

INTEGRATED OIL & GAS  7.8%
BP PLC--ADR (United Kingdom)................................    1,028,200       74,554,782
ConocoPhillips..............................................      778,480       72,476,488
Exxon Mobil Corp. ..........................................    1,321,000      117,251,960
Occidental Petroleum Corp. .................................    2,322,600      213,516,618
Royal Dutch Shell PLC, Class A--ADR (United Kingdom)........    3,048,600      260,624,814
                                                                            --------------
                                                                               738,424,662
                                                                            --------------
INTEGRATED TELECOMMUNICATION SERVICES  2.5%
Sprint Nextel Corp. ........................................    1,160,797       10,865,060
Verizon Communications, Inc. ...............................    5,775,614      222,187,871
                                                                            --------------
                                                                               233,052,931
                                                                            --------------
INTERNET SOFTWARE & SERVICES  1.4%
eBay, Inc. (a)..............................................    4,568,300      137,094,683
                                                                            --------------

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  1.9%
Charles Schwab Corp. .......................................    4,353,300   $   96,556,194
Merrill Lynch & Co., Inc. ..................................    1,811,900       79,578,648
                                                                            --------------
                                                                               176,134,842
                                                                            --------------
LIFE & HEALTH INSURANCE  0.6%
Aegon N.V. (Netherlands)....................................    4,014,500       61,180,980
                                                                            --------------

LIFE SCIENCES TOOLS & SERVICES  0.2%
Applera Corp.--Applied Biosystems Group.....................      544,500       18,926,820
                                                                            --------------

MOTORCYCLE MANUFACTURERS  0.0%
Harley-Davidson, Inc. ......................................       59,300        2,465,101
                                                                            --------------

MOVIES & ENTERTAINMENT  4.6%
Time Warner, Inc. ..........................................   15,048,500      238,970,180
Viacom, Inc., Class B (a)...................................    5,535,400      198,278,028
                                                                            --------------
                                                                               437,248,208
                                                                            --------------
MULTI-LINE INSURANCE  0.7%
Hartford Financial Services Group, Inc. ....................      929,540       66,062,408
                                                                            --------------

OIL & GAS EQUIPMENT & SERVICES  0.6%
Schlumberger Ltd. (Netherlands Antilles)....................      603,340       61,015,774
                                                                            --------------

OIL & GAS EXPLORATION & PRODUCTION  0.7%
Devon Energy Corp. .........................................      591,700       68,601,698
                                                                            --------------

OIL & GAS STORAGE & TRANSPORTATION  0.8%
Williams Cos., Inc. ........................................    1,924,500       73,207,980
                                                                            --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  6.3%
Bank of America Corp. ......................................    3,344,303      113,739,745
Citigroup, Inc. ............................................    5,941,000      130,048,490
JPMorgan Chase & Co. .......................................    8,217,582      353,356,026
                                                                            --------------
                                                                               597,144,261
                                                                            --------------
PACKAGED FOODS & MEATS  4.9%
Cadbury PLC--ADR (United Kingdom)...........................    2,673,648      142,447,955
ConAgra Foods, Inc. ........................................      766,100       18,064,638
Kraft Foods, Inc., Class A..................................    3,423,277      111,188,037
Unilever N.V. (Netherlands).................................    5,756,300      188,576,388
                                                                            --------------
                                                                               460,277,018
                                                                            --------------
PERSONAL PRODUCTS  0.7%
Estee Lauder Cos., Inc., Class A............................    1,348,900       64,207,640
                                                                            --------------

PHARMACEUTICALS  9.4%
Abbott Laboratories.........................................    3,538,200      199,377,570
Bristol-Myers Squibb Co. ...................................    6,255,800      142,569,682
Novartis AG--ADR (Switzerland)..............................    1,975,400      103,412,190

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Roche Holdings, Inc.--ADR (Switzerland).....................    1,452,700   $  124,934,234
Schering-Plough Corp. ......................................   10,962,400      223,632,960
Wyeth.......................................................    2,063,000       91,741,610
                                                                            --------------
                                                                               885,668,246
                                                                            --------------
PROPERTY & CASUALTY INSURANCE  3.2%
Chubb Corp. ................................................    2,529,000      135,959,040
Travelers Cos., Inc. .......................................    3,340,386      166,384,627
                                                                            --------------
                                                                               302,343,667
                                                                            --------------
REGIONAL BANKS  2.0%
PNC Financial Services Group, Inc. .........................    1,972,600      126,739,550
SunTrust Banks, Inc. .......................................    1,199,200       62,610,232
                                                                            --------------
                                                                               189,349,782
                                                                            --------------
RESTAURANTS  0.8%
Starbucks Corp. (a).........................................    3,923,200       71,363,008
                                                                            --------------

SEMICONDUCTORS  0.9%
Intel Corp. ................................................    3,501,300       81,160,134
                                                                            --------------

SOFT DRINKS  1.4%
Coca-Cola Co. ..............................................    1,589,000       90,986,140
Dr Pepper Snapple Group, Inc. (a)...........................    1,465,536       36,902,196
                                                                            --------------
                                                                               127,888,336
                                                                            --------------
SPECIALTY STORES  0.5%
Office Depot, Inc. (a)......................................    4,108,322       52,175,689
                                                                            --------------

SYSTEMS SOFTWARE  0.8%
Oracle Corp. (a)............................................    1,241,500       28,355,860
Symantec Corp. (a)..........................................    2,196,900       47,738,637
                                                                            --------------
                                                                                76,094,497
                                                                            --------------
THRIFTS & MORTGAGE FINANCE  0.9%
Federal Home Loan Mortgage Corp. ...........................    3,425,700       87,081,294
                                                                            --------------

TOBACCO  1.6%
Altria Group, Inc. .........................................    2,175,000       48,415,500
Philip Morris International, Inc. (a).......................    1,872,000       98,579,520
                                                                            --------------
                                                                               146,995,020
                                                                            --------------

TOTAL COMMON STOCKS  91.3%...............................................    8,614,705,921
                                                                            --------------

INVESTMENT COMPANIES  2.7%
Financial Select Sector SPDR Fund...........................    6,396,300      158,372,388
iShares MSCI Japan Index Fund...............................    6,977,000       94,677,890
                                                                            --------------

TOTAL INVESTMENT COMPANIES...............................................      253,050,278
                                                                            --------------

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  1.6%
DIVERSIFIED BANKS  0.2%
Wachovia Corp. Ser L........................................       22,400   $   23,725,632
                                                                            --------------

INVESTMENT BANKING & BROKERAGE  0.4%
Lehman Brothers Holdings, Inc. Ser P........................       37,537       40,727,645
                                                                            --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.0%
Bank of America Corp. Ser L.................................       44,800       45,315,200
Citigroup, Inc., Ser T......................................      925,800       44,947,590
                                                                            --------------
                                                                                90,262,790
TOTAL CONVERTIBLE PREFERRED STOCKS.......................................      154,716,067
                                                                            --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $8,005,271,125)..................................................    9,022,472,266
                                                                            --------------

REPURCHASE AGREEMENTS  4.2%
Banc of America Securities ($118,370,388 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.28%, dated 05/30/08, to be sold on 06/02/08 at $118,392,878).........      118,370,388
Citigroup Global Markets, Inc. ($118,370,388 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.25%, dated 05/30/08, to be sold on 06/02/08 at $118,392,582).........      118,370,388
JPMorgan Chase & Co. ($35,511,116 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.20%, dated
  05/30/08, to be sold on 06/02/08 at $35,517,627).......................       35,511,116
State Street Bank & Trust Co. ($124,341,108 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.88%, dated 05/30/08, to be sold on 06/02/08 at $124,360,588).........      124,341,108
                                                                            --------------

TOTAL REPURCHASE AGREEMENTS  4.2%
  (Cost $396,593,000)....................................................      396,593,000
                                                                            --------------

TOTAL INVESTMENTS  99.8%
  (Cost $8,401,864,125)..................................................    9,419,065,266
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%..............................       22,355,888
                                                                            --------------

NET ASSETS  100.0%.......................................................   $9,441,421,154
                                                                            ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $8,401,864,125).....................  $9,419,065,266
Cash........................................................             754
Receivables:
  Dividends.................................................      18,897,773
  Investments Sold..........................................      18,983,579
  Fund Shares Sold..........................................       9,792,855
  Interest..................................................          47,117
Other.......................................................         441,910
                                                              --------------
    Total Assets............................................   9,467,229,254
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................      15,408,640
  Distributor and Affiliates................................       1,843,429
  Investment Advisory Fee...................................       2,851,234
Trustees' Deferred Compensation and Retirement Plans........         624,876
Accrued Expenses............................................       5,079,921
                                                              --------------
    Total Liabilities.......................................      25,808,100
                                                              --------------
NET ASSETS..................................................  $9,441,421,154
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $8,264,301,122
Net Unrealized Appreciation.................................   1,017,201,141
Accumulated Net Realized Gain...............................     135,819,057
Accumulated Undistributed Net Investment Income.............      24,099,834
                                                              --------------
NET ASSETS..................................................  $9,441,421,154
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $6,975,431,141 and 346,078,624 shares of
    beneficial interest issued and outstanding).............  $        20.16
    Maximum sales charge (5.75%* of offering price).........            1.23
                                                              --------------
    Maximum offering price to public........................  $        21.39
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $634,400,925 and 31,723,768 shares of
    beneficial interest issued and outstanding).............  $        20.00
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $498,087,766 and 24,934,460 shares of
    beneficial interest issued and outstanding).............  $        19.98
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $136,611,235 and 6,776,137 shares of
    beneficial interest issued and outstanding).............  $        20.16
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,196,890,087 and 59,338,660 shares of
    beneficial interest issued and outstanding).............  $        20.17
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $4,821,365)...............................................  $  115,955,975
Interest....................................................       6,076,505
                                                              --------------
    Total Income............................................     122,032,480
                                                              --------------
EXPENSES:
Investment Advisory Fee.....................................      16,981,042
Distribution (12b-1) and Service Fees
  Class A...................................................       8,835,292
  Class B...................................................       1,025,903
  Class C...................................................       2,530,326
  Class R...................................................         334,517
Transfer Agent Fees.........................................       7,669,318
Accounting and Administrative Expenses......................         603,364
Reports to Shareholders.....................................         349,328
Custody.....................................................         166,658
Professional Fees...........................................         123,813
Trustees' Fees and Related Expenses.........................          97,306
Registration Fees...........................................          66,484
Other.......................................................         133,578
                                                              --------------
    Total Expenses..........................................      38,916,929
    Less Credits Earned on Cash Balances....................          91,816
                                                              --------------
    Net Expenses............................................      38,825,113
                                                              --------------
NET INVESTMENT INCOME.......................................  $   83,207,367
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  172,552,583
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,958,663,439
  End of the Period.........................................   1,017,201,141
                                                              --------------
Net Unrealized Depreciation During the Period...............    (941,462,298)
                                                              --------------
NET REALIZED AND UNREALIZED LOSS............................  $ (768,909,715)
                                                              --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (685,702,348)
                                                              ==============

 18                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                           MAY 31, 2008     NOVEMBER 30, 2007
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $    83,207,367     $   166,371,369
Net Realized Gain......................................      172,552,583         444,971,377
Net Unrealized Appreciation/Depreciation During
  the Period...........................................     (941,462,298)        130,607,572
                                                         ---------------     ---------------
Change in Net Assets from Operations...................     (685,702,348)        741,950,318
                                                         ---------------     ---------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (68,728,661)       (137,769,865)
  Class B Shares.......................................       (7,185,422)        (13,764,577)
  Class C Shares.......................................       (3,265,209)         (6,307,195)
  Class R Shares.......................................       (1,105,359)         (2,110,508)
  Class I Shares.......................................      (12,578,377)        (19,600,541)
                                                         ---------------     ---------------
                                                             (92,863,028)       (179,552,686)
                                                         ---------------     ---------------

Distributions from Net Realized Gain:
  Class A Shares.......................................     (326,766,541)       (366,937,964)
  Class B Shares.......................................      (32,723,956)        (41,724,240)
  Class C Shares.......................................      (24,928,826)        (29,821,286)
  Class R Shares.......................................       (5,894,385)         (6,144,480)
  Class I Shares.......................................      (49,700,613)        (42,118,481)
                                                         ---------------     ---------------
                                                            (440,014,321)       (486,746,451)
                                                         ---------------     ---------------
Total Distributions....................................     (532,877,349)       (666,299,137)
                                                         ---------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....   (1,218,579,697)         75,651,181
                                                         ---------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      950,478,101       2,078,702,323
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................      490,372,776         610,204,102
Cost of Shares Repurchased.............................   (1,268,350,360)     (2,489,056,839)
                                                         ---------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      172,500,517         199,849,586
                                                         ---------------     ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................   (1,046,079,180)        275,500,767
NET ASSETS:
Beginning of the Period................................   10,487,500,334      10,211,999,567
                                                         ---------------     ---------------
End of the Period (Including accumulated undistributed
  net investment income of $24,099,834 and $33,755,495,
  respectively)........................................  $ 9,441,421,154     $10,487,500,334
                                                         ===============     ===============

See Notes to Financial Statements                                             19

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                     MAY 31,     ----------------------------------------------------
                                     2008        2007       2006       2005       2004       2003
                                  -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $  22.72    $  22.62   $  21.72   $  19.55   $  16.95   $  14.70
                                   --------    --------   --------   --------   --------   --------
  Net Investment Income (a)......      0.18        0.36       0.35       0.26       0.23       0.19
  Net Realized and Unrealized
    Gain/Loss....................    (1.59)        1.21       2.43       2.38       2.59       2.22
                                   --------    --------   --------   --------   --------   --------
Total from Investment
  Operations.....................    (1.41)        1.57       2.78       2.64       2.82       2.41
                                   --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income............      0.20        0.39       0.31       0.25       0.22       0.16
  Distributions from Net Realized
    Gain.........................      0.95        1.08       1.57       0.22        -0-        -0-
                                   --------    --------   --------   --------   --------   --------
Total Distributions..............      1.15        1.47       1.88       0.47       0.22       0.16
                                   --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $  20.16    $  22.72   $  22.62   $  21.72   $  19.55   $  16.95
                                   ========    ========   ========   ========   ========   ========

Total Return (b).................    -6.44%*      7.26%     13.76%     13.74%     16.72%     16.54%
Net Assets at End of the Period
  (In millions)..................  $6,975.4    $7,793.4   $7,711.9   $6,439.4   $5,447.7   $3,359.3
Ratio of Expenses to Average Net
  Assets.........................     0.80%       0.77%      0.79%      0.80%      0.81%      0.86%
Ratio of Net Investment Income to
  Average Net Assets.............     1.75%       1.58%      1.66%      1.27%      1.25%      1.24%
Portfolio Turnover...............       24%*        26%        30%        43%        45%        61%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED NOVEMBER 30,
CLASS B SHARES                       MAY 31,      --------------------------------------------
                                       2008        2007      2006      2005     2004     2003
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $ 22.57      $22.47    $21.52    $19.37   $16.81   $14.57
                                     -------      ------    ------    ------   ------   ------
  Net Investment Income (a).......      0.17        0.34      0.34      0.10     0.09     0.07
  Net Realized and Unrealized
    Gain/Loss.....................    (1.58)        1.20      2.41      2.37     2.55     2.22
                                     -------      ------    ------    ------   ------   ------
Total from Investment
  Operations......................    (1.41)        1.54      2.75      2.47     2.64     2.29
                                     -------      ------    ------    ------   ------   ------
Less:
  Distributions from Net
    Investment Income.............      0.21        0.36      0.23      0.10     0.08     0.05
  Distributions from Net Realized
    Gain..........................      0.95        1.08      1.57      0.22      -0-      -0-
                                     -------      ------    ------    ------   ------   ------
Total Distributions...............      1.16        1.44      1.80      0.32     0.08     0.05
                                     -------      ------    ------    ------   ------   ------
NET ASSET VALUE, END OF
  THE PERIOD......................   $ 20.00      $22.57    $22.47    $21.52   $19.37   $16.81
                                     =======      ======    ======    ======   ======   ======

Total Return (b)..................    -6.48%*(c)   7.18%(c) 13.70%(c) 12.93%   15.76%   15.73%
Net Assets at End of the Period
  (In millions)...................   $ 634.4      $777.6    $869.9    $916.6   $902.9   $808.1
Ratio of Expenses to Average Net
  Assets..........................     0.85%(c)    0.85%(c)  0.84%(c)  1.56%    1.57%    1.62%
Ratio of Net Investment Income to
  Average Net Assets..............     1.69%(c)    1.50%(c)  1.60%(c)  0.50%    0.48%    0.49%
Portfolio Turnover................       24%*        26%       30%       43%      45%      61%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements                                             21

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED NOVEMBER 30,
CLASS C SHARES                       MAY 31,      --------------------------------------------
                                       2008        2007      2006      2005     2004     2003
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $ 22.53      $22.43    $21.56    $19.41   $16.83   $14.58
                                     -------      ------    ------    ------   ------   ------
  Net Investment Income (a).......      0.10        0.20      0.19      0.10     0.09     0.08
  Net Realized and Unrealized
    Gain/Loss.....................    (1.57)        1.21      2.41      2.37     2.57     2.22
                                     -------      ------    ------    ------   ------   ------
Total from Investment
  Operations......................    (1.47)        1.41      2.60      2.47     2.66     2.30
                                     -------      ------    ------    ------   ------   ------
Less:
  Distributions from Net
    Investment Income.............      0.13        0.23      0.16      0.10     0.08     0.05
  Distributions from Net Realized
    Gain..........................      0.95        1.08      1.57      0.22      -0-      -0-
                                     -------      ------    ------    ------   ------   ------
Total Distributions...............      1.08        1.31      1.73      0.32     0.08     0.05
                                     -------      ------    ------    ------   ------   ------
NET ASSET VALUE, END OF
  THE PERIOD......................   $ 19.98      $22.53    $22.43    $21.56   $19.41   $16.83
                                     =======      ======    ======    ======   ======   ======

Total Return (b)..................    -6.79%(c)*   6.53%(c) 12.88%    12.90%   15.86%   15.79%(d)
Net Assets at End of the Period
  (In millions)...................   $ 498.1      $591.0    $620.6    $557.2   $468.7   $346.4
Ratio of Expenses to Average Net
  Assets..........................     1.51%(c)    1.48%(c)  1.54%     1.56%    1.57%    1.62%
Ratio of Net Investment Income to
  Average Net Assets..............     1.03%(c)    0.87%(c)  0.91%     0.51%    0.49%    0.52%(d)
Portfolio Turnover................       24%*        26%       30%       43%      45%      61%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%

 22                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED NOVEMBER 30,
CLASS R SHARES                     MAY 31,      ----------------------------------------------
                                     2008        2007      2006      2005      2004      2003
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $ 22.73      $22.62    $21.72    $19.55    $16.96    $14.70
                                   -------      ------    ------    ------    ------    ------
  Net Investment Income (a).....      0.15        0.30      0.31      0.21      0.19      0.14
  Net Realized and Unrealized
    Gain/Loss...................    (1.60)        1.22      2.42      2.38      2.57      2.24
                                   -------      ------    ------    ------    ------    ------
Total from Investment
  Operations....................    (1.45)        1.52      2.73      2.59      2.76      2.38
                                   -------      ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income...........      0.17        0.33      0.26      0.20      0.17      0.12
  Distributions from Net
    Realized Gain...............      0.95        1.08      1.57      0.22       -0-       -0-
                                   -------      ------    ------    ------    ------    ------
Total Distributions.............      1.12        1.41      1.83      0.42      0.17      0.12
                                   -------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD....................   $ 20.16      $22.73    $22.62    $21.72    $19.55    $16.96
                                   =======      ======    ======    ======    ======    ======

Total Return (b)................    -6.60%*      7.03%    13.48%    13.46%    16.36%    16.31%
Net Assets at End of the Period
  (In millions).................   $ 136.6      $140.2    $128.5    $ 45.1    $ 19.0    $  8.0
Ratio of Expenses to Average Net
  Assets........................     1.05%       1.02%     1.04%     1.05%     1.07%     1.15%
Ratio of Net Investment Income
  to Average Net Assets.........     1.51%       1.33%     1.46%     1.02%     1.02%     0.89%
Portfolio Turnover..............       24%*        26%       30%       43%       45%       61%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and services of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 19, 2004
                                    SIX MONTHS                                (COMMENCEMENT OF
                                      ENDED       YEAR ENDED NOVEMBER 30,      OPERATIONS) TO
CLASS I SHARES                       MAY 31,     --------------------------     NOVEMBER 30,
                                       2008        2007      2006     2005          2004
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $  22.74    $  22.63   $21.73   $19.55        $18.34
                                     --------    --------   ------   ------        ------
  Net Investment Income (a).......       0.20        0.41     0.41     0.28          0.05
  Net Realized and Unrealized
    Gain/Loss.....................     (1.59)        1.23     2.43     2.42          1.16
                                     --------    --------   ------   ------        ------
Total from Investment
  Operations......................     (1.39)        1.64     2.84     2.70          1.21
                                     --------    --------   ------   ------        ------
Less:
  Distributions from Net
    Investment Income.............       0.23        0.45     0.37     0.30           -0-
  Distributions from Net Realized
    Gain..........................       0.95        1.08     1.57     0.22           -0-
                                     --------    --------   ------   ------        ------
Total Distributions...............       1.18        1.53     1.94     0.52           -0-
                                     --------    --------   ------   ------        ------
NET ASSET VALUE, END OF
  THE PERIOD......................   $  20.17    $  22.74   $22.63   $21.73        $19.55
                                     ========    ========   ======   ======        ======

Total Return (b)..................     -6.36%*      7.57%   13.98%   14.11%         6.60%*
Net Assets at End of the Period
  (In millions)...................   $1,196.9    $1,185.3   $881.2   $781.6        $ 35.6
Ratio of Expenses to Average Net
  Assets..........................      0.55%       0.52%    0.54%    0.57%         0.62%
Ratio of Net Investment Income to
  Average Net Assets..............      2.01%       1.83%    1.92%    1.41%         2.51%
Portfolio Turnover................        24%*        26%      30%      43%           45%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1--Quoted Prices......................................    $8,330,414,573
Level 2--Other Significant Observable Inputs................     1,088,650,693
Level 3--Significant Unobservable Inputs....................               -0-
                                                                --------------
  Total.....................................................    $9,419,065,266
                                                                ==============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2007, remains subject to examination by taxing authorities.

    At May 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $8,433,827,087
                                                                --------------
Gross tax unrealized appreciation...........................    $1,710,345,973
Gross tax unrealized depreciation...........................      (725,107,794)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  985,238,179
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $232,788,380
  Long-term capital gain....................................     433,510,757
                                                                ------------
                                                                $666,299,137
                                                                ============

    As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $119,074,664
Undistributed long-term capital gain........................     355,226,102

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended May 31, 2008, the Fund's custody fee was reduced by $91,816 as a result of credits earned on cash balances.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the six months ended May 31, 2008, the Fund recognized expenses of approximately $106,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2008, the Fund recognized expenses of approximately $226,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2008, the Fund recognized expenses of approximately $1,597,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $426,538 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2008, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $52,334.

    For the six months ended May 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $564,200

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

and contingent deferred sales charge (CDSC) on redeemed shares of approximately $382,100. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended May 31, 2008 and the year ended November 30, 2007, transactions were as follows:

                                       FOR THE SIX                          FOR THE
                                       MONTHS ENDED                       YEAR ENDED
                                       MAY 31, 2008                    NOVEMBER 30, 2007
                              ------------------------------    -------------------------------
                                SHARES            VALUE            SHARES            VALUE
Sales:
  Class A...................   29,516,857    $   595,641,520      63,242,684    $ 1,433,665,936
  Class B...................    1,088,989         21,884,762       2,955,981         66,415,538
  Class C...................    1,107,214         22,486,437       2,770,245         62,079,753
  Class R...................    1,155,200         23,256,070       3,065,452         69,677,879
  Class I...................   13,968,391        287,209,312      19,648,255        446,863,217
                              -----------    ---------------    ------------    ---------------
Total Sales.................   46,836,651    $   950,478,101      91,682,617    $ 2,078,702,323
                              ===========    ===============    ============    ===============
Dividend Reinvestment:
  Class A...................   17,485,566    $   372,389,653      21,356,077    $   468,749,209
  Class B...................    1,744,271         36,872,312       2,333,275         50,818,736
  Class C...................    1,092,774         23,183,190       1,342,298         29,199,748
  Class R...................      296,047          6,312,495         352,570          7,742,695
  Class I...................    2,429,850         51,615,126       2,443,027         53,693,714
                              -----------    ---------------    ------------    ---------------
Total Dividend
  Reinvestment..............   23,048,508    $   490,372,776      27,827,247    $   610,204,102
                              ===========    ===============    ============    ===============
Repurchases:
  Class A...................  (43,901,285)   $  (885,497,100)    (82,607,779)   $(1,879,249,031)
  Class B...................   (5,558,753)      (110,944,653)     (9,560,668)      (215,715,361)
  Class C...................   (3,499,502)       (69,819,212)     (5,544,385)      (124,918,913)
  Class R...................     (845,027)       (17,064,526)     (2,929,281)       (67,066,768)
  Class I...................   (9,183,478)      (185,024,869)     (8,901,079)      (202,106,766)
                              -----------    ---------------    ------------    ---------------
Total Repurchases...........  (62,988,045)   $(1,268,350,360)   (109,543,192)   $(2,489,056,839)
                              ===========    ===============    ============    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended May 31, 2008, the Fund received redemption fees of approximately $12,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,208,354,391 and $2,258,889,467, respectively.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    The Fund may invest in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). For the six months ended May 31, 2008, the Fund did not invest in futures contracts.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    All distribution expenses incurred by the Distributor have been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

9. ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN GROWTH AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9186

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        21, 121, 221, 621, 321
                                                                    GISAN 7/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03561P-Y05/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By:  /s/ Jerry W. Miller
     -------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
     -------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  July 17, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  July 17, 2008